Summary of Significant Accounting Policies (Allowance for Doubtful Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Allowance for doubtful account
Balance at beginning of the year	$ 881	$ 607	$ 534
Provision for the year	420	376	216
Bad debt recovery	(49)	(102)	(143)
Balance at end of the year	$ 1,252	$ 881	$ 607